Fair Value Measurements	12 Months Ended
May 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 11. Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of May 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
May 31, 2024
Liabilities
Derivative Liability - Forward Purchase Agreement	$20,938	$—	$—	$20,938
Derivative Liability - Warrants	$576	$549	$—	$27
Total	$21,514	$549	$—	$20,965

As of May 31, 2023, the Company had no financial assets or liabilities measured at fair value on a recurring basis.

The following table provides quantitative information regarding Level 3 fair value measurements inputs related to the Forward Purchase Agreement at their measurement dates:

May 31, 2024
Redemption Price	$10.61
Stock Price	$0.80
Volatility	53%
Term (years)	2.18
Risk-free rate	4.51%

The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the year ended May 31, 2024 is summarized as follows:

May 31, 2024
Fair value Derivative Liabilities as of date of Business Combination	$16,641
Change in fair value of Forward Purchase Agreement	4,342
Change in fair value of Warrants	(18)
Fair value Derivative Liabilities as of May 31, 2024	$20,965

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a simulation model, which was determined using Level 3 inputs. Inherent in a simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on implied volatility from the Company’s traded common stock and from historical volatility of select peer company’s shares that matches the expected remaining life of the Forward Purchase Agreement. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the common stock. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions could change the valuation significantly.

The Company will not have any monetary obligations in connection with the Forward Purchase Agreement.